Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000779991
Eaton Vance National Limited Maturity Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evit_SupplementTextBlock

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to Prospectus dated August 1, 2014

The following replaces the table under “Performance” in “Fund Summaries – Eaton Vance National Limited Maturity Municipal Income Fund”:

Average Annual Total Return as of December 31, 2013	One Year	Five Years	Ten Years
Class A Return Before Taxes	-4.43%	5.52%	3.10%
Class A Return After Taxes on Distributions	-4.32%	5.52%	3.10%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-1.03%	5.19%	3.25%
Class B Return Before Taxes	-5.79%	5.22%	2.57%
Class C Return Before Taxes	-3.95%	5.21%	2.57%
Class I Return Before Taxes	-2.08%	6.10%	3.39%
Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-0.97%	5.05%	4.37%

February 13, 2015	17668 2.13.15

Eaton Vance National Limited Maturity Municipal Income Fund | Barclays Capital 7-Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	4.37%
Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.43%)
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	3.10%
Eaton Vance National Limited Maturity Municipal Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.32%)
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	3.10%
Eaton Vance National Limited Maturity Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.03%)
5 Years	rr_AverageAnnualReturnYear05	5.19%
10 Years	rr_AverageAnnualReturnYear10	3.25%
Eaton Vance National Limited Maturity Municipal Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.95%)
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
5 Years	rr_AverageAnnualReturnYear05	6.10%
10 Years	rr_AverageAnnualReturnYear10	3.39%